ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Employees and payroll accruals	$ 7,073	$ 6,228
Accrued expenses	1,917	1,865
Deferred and contingent payments related to acquisitions	3,828	2,325
Government authorities	2,175	3,177
Other	2,544	2,157
Accrued Expenses And Other Accounts Payable	$ 17,537	$ 15,752